Long-Term Debt (Schedule of Long-Term Debt) (Details) € in Millions, $ in Millions	Sep. 30, 2024 USD ($)	May 21, 2024 USD ($)	May 21, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Feb. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Total long-term debt	$ 15,401					$ 13,445	$ 11,345
Unamortized debt issuance costs	(155)					(151)	(117)
Total carrying amount of debt	15,246					13,294	11,228
Less long-term debt, current	(350)						(100)
Long-term debt, noncurrent	$ 14,896					13,294	11,128
Exchange rate	1.11325
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 13,845					13,445
Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 556
Interest rate	5.371%
Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 14,401					$ 13,445	$ 11,245
Euro Notes due May 15, 2031 [Member] | Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 542	$ 542	€ 500
Interest rate	3.50%	5.371%	5.371%
AR Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500
Credit Facility due February 21, 2027 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt	500
Remeasurement adjustment at September 30, 2024 [Member] | Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	14
Senior Notes due April 1, 2025 [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 350
Interest rate	2.95%					2.95%	2.95%
Senior Notes due April 1, 2025 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 350					$ 350
Senior Notes due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt						350	$ 350
Revolving $500 Million Credit Facility [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt				$ 280	$ 220	$ 500
Interest rate	2.75%					2.75%